INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2026
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	March 31,	September 30,
	2026	2025
		audited
Customer list *	311,441	$334,825
Software	2,550,000	2,300,000
Subtotal	2,861,441	2,634,825
Less: accumulated amortization	(376,341)	(274,414)
Less: impairment **	(1,250,000)	(1,250,000)
Intangible assets, net	1,235,100	$1,110,411

* The Company acquired a customer list from Netclass Japan and expects to benefit from it for around 8 years. Therefore, the Company recorded it as an intangible asset and will amortize it over 8 years, on a straight-line basis, from acquisition date.

** In late 2024, the Company engaged third-party service provider and developed AI based learning platform to support future developmental efforts. As of September 30, 2025, the Company assessed that due to significant technological advancements in the artificial intelligence industry, including the rapid evolution of large language models and cloud-based AI infrastructure, which rendered the platform architecture less competitive and subject to significant economic uncertainty. Consequently, the asset was fully impaired, and the remaining unamortized carrying amount was written off.

Schedule of estimated future amortization expense related to intangible assets

Estimated future amortization expense related to intangible assets held as of March 31, 2026 are as follows:

By March 31, 2027	$248,930
By March 31, 2028	248,930
By March 31, 2029	248,930
By March 31, 2030	248,930
By March 31, 2031	164,763
Thereafter	74,617
Total	$1,235,100